Fair Value of Financial Assets and Liabilities (Details) - Schedule of Fair Values of Financial Assets and Liabilities - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 202,642	$ 46,150
Short-term deposits		81,690
Amounts receivable	6,215	6,260
Investment in marketable securities	3,577	3,696
Convertible notes receivable	594	631
Long-term receivables	13,203	13,203
Total assets	226,231	151,630
Liabilities
Accounts payable and accrued liabilities	62,040	42,956
Secured notes	456,325	263,541
Total liabilities	518,365	306,497
Carrying Amounts [Member]
Assets
Cash and cash equivalents	202,642	46,150
Short-term deposits		81,690
Amounts receivable	6,215	6,260
Investment in marketable securities	3,577	3,696
Convertible notes receivable	594	631
Long-term receivables	13,203	13,203
Total assets	226,231	151,630
Liabilities
Accounts payable and accrued liabilities	62,040	42,956
Secured notes	456,325	263,541
Total liabilities	518,365	306,497
Level 1 [Member]
Assets
Cash and cash equivalents	202,642	46,150
Short-term deposits		81,690
Amounts receivable	6,215	6,260
Investment in marketable securities	3,577	3,696
Convertible notes receivable
Long-term receivables	13,203	13,203
Total assets	225,637	150,999
Liabilities
Accounts payable and accrued liabilities	62,040	42,956
Secured notes
Total liabilities	62,040	42,956
Level 2 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable
Investment in marketable securities
Convertible notes receivable
Long-term receivables
Total assets
Liabilities
Accounts payable and accrued liabilities
Secured notes
Total liabilities
Level 3 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable
Investment in marketable securities
Convertible notes receivable	594	631
Long-term receivables
Total assets	594	631
Liabilities
Accounts payable and accrued liabilities
Secured notes	456,325	263,541
Total liabilities	$ 456,325	$ 263,541